OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

USDm	2023	2022	2021
Accrued operating expenses	20.2	12.0	11.8
Accrued interest	2.1	3.6	2.3
Wages and social expenses	21.8	15.0	15.1
Derivative financial instruments	2.8	1.9	11.3
Other	1.3	1.6	3.2
Balance as of December 31	48.2	34.1	43.7

Hereof non-current	3.0	3.0	—
Hereof current	45.2	31.1	43.7